Segments, Customers And Geographic Information (Schedule Of Major Customer Data As Percentage Of Total Revenues) (Details)	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Concentration Risk [Line Items]
Percentage of total revenues	10.00%
Customer A [Member] | Customer Concentration Risk [Member] | Sales Revenue [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage		[1]		[1]	19.00%
Customer B [Member] | Customer Concentration Risk [Member] | Sales Revenue [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage		[1]		[1]	17.00%
Affiliated Party Customer [Member] | Customer Concentration Risk [Member] | Sales Revenue [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	11.60%		13.40%

[1]	Less than 10% of total revenues